Fair value measurement (Details Textual) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Assets and liabilities measured at fair value on a nonrecurring basis [Line Items]
Impairment charges recorded in connection with the investment	¥ 165,197	¥ 86,618	¥ 0
Fair Value, Inputs, Level 3 [Member]
Assets and liabilities measured at fair value on a nonrecurring basis [Line Items]
Impairment charges recorded in connection with the investment	¥ 165,200	¥ 86,600	¥ 0